PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

a.	Property and equipment, net is comprised of the following:

	December 31,
	2025	2024
Cost:

Buildings and land	$84,449	$84,022
Computers, software and electronic equipment	76,603	67,627
Network equipment	43,884	39,739
Office furniture and equipment	4,364	4,165
Vehicles	294	299
Leasehold improvements	3,024	2,624
	212,618	198,476
Accumulated depreciation	(137,446)	(127,642)
Depreciated cost	$75,172	$70,834

b.	Depreciation expenses amounted to $10,482, $10,177 and $12,690 for the years ended December 31, 2025, 2024 and 2023, respectively.

c.
The Company leases part of its buildings as office space to others. The gross income generated from such leases amounted to approximately $4,671, $5,141 and $5,401 for the years ended December 31, 2025, 2024 and 2023, respectively. These amounts do not include the corresponding offsetting expenses related to this income.